FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($) Tokens $ / shares	Mar. 31, 2021 USD ($) $ / shares	May 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets fair value	$ 48,399	$ 304,053
Diginex HK Caspian [Member]
IfrsStatementLineItems [Line Items]
Number of tokens | Tokens	4,923,077
Closing price | $ / shares	$ 0.004612	$ 0.02692
Financial assets fair value	$ 22,705	$ 132,529
Fair value gain (loss)	$ 109,824	$ 110,877
Diginex HK Agora [Member]
IfrsStatementLineItems [Line Items]
Number of tokens | Tokens	25,490,196
Closing price | $ / shares	$ 0.001008	$ 0.006729
Financial assets fair value	$ 25,694	$ 171,524
Fair value gain (loss)	145,830	$ 145,014
Shadow factory limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	200,000
Shadow factory limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	0
Nynja group limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	200,000
Nynja group limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	0
Bletchley Park Multi Strategy Fund [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value			$ 2,000,000
Fair value gain (loss)	$ 262,599